Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment, net.
Summary of property, plant and equipment, net and related accumulated depreciation

	As of
	December 31, 2022	December 31, 2021
Land	$12,068	$7,494
Building and improvements	469,328	390,070
Furniture and fixtures	189,561	124,051
Information technology	5,149	4,406
Construction in progress	83,299	89,059
Transferred to assets held for sale	(12,508)	(12,501)
Total property, plant and equipment	746,897	602,579
Less: Accumulated depreciation	(128,732)	(76,754)
Property, plant and equipment, net	$618,165	$525,825